Schedule 1 - Investments	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties

Column A	Column B	Column C	Column D
Type of investment	Cost (1)	Value	Amount at which shown in the balance sheet
	(Expressed in thousands of U.S. Dollars)
Fixed maturities:
Bonds:
Foreign governments	$33,292	$33,638	$33,638
Public utilities	67,207	67,741	67,741
All other corporate bonds	932,435	950,081	950,081
Redeemable preferred stock	21,413	14,801	14,801
Total fixed maturities	1,054,347	1,066,261	1,066,261
Equity securities:
Common stocks:
Public utilities	92	157	157
Banks, trust and insurance companies	7,531	7,878	7,878
Industrial, miscellaneous and all other	8,463	12,901	12,901
Nonredeemable preferred stocks	—	—	—
Total equity securities	16,086	20,936	20,936
Short-term investments	31,170	31,170	31,170
Other long-term investments (2)	12,028	13,710	13,710
Equity-method investments measured at fair value	8,210	2,408	2,408
Total investments	$1,121,841	$1,134,485	$1,134,485
(1)Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)Includes other investments and term deposits.